Cover	May 31, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 31, 2023
Entity File Number	000-22711
Entity Registrant Name	LOGICQUEST TECHNOLOGY, INC.
Entity Central Index Key	0000768216
Entity Tax Identification Number	76-0640970
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5 Independence Way
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	609
Local Phone Number	514-5136
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true